SHARE-BASED INCENTIVE PLAN (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 03, 2025	Jun. 02, 2025	Jun. 01, 2023	May 26, 2022	Dec. 31, 2006
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 0.2	$ 0.2	$ 1.1	$ 1.4
Future unrecognized stock compensation	$ 0.8		$ 0.9
Two Thousand Seventeen Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares					350,000	450,000	350,000	250,000
Shares available to grant	23,411		23,000
Forfeited shares			26,579
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Private placement offering									$ 20.00
Forfeited shares			26,579
Minimum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vesting period	3 years		3 years
Minimum [Member] | Nonvested Resctricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vesting period	1 year		1 year
Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vesting period	10 years		10 years
Maximum [Member] | Nonvested Resctricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vesting period	3 years		2 years